BANK LOANS (Tables)	12 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BANK LOANS	Short-term loans consisted of the following:
	As of	As of
	June 30,2023	June 30, 2022

Cathay Bank
Effective interest rate at 4.25%	$887,000	$564,000
Total	$887,000	$564,000

SCHEDULE OF LONG-TERM LOAN

Long-term loan consisted of the following:

	As of	As of
	June 30, 2023	June 30, 2022

Dongguan Rural Commercial Bank
Effective interest rate at 6.15% and 6.55%	$4,555,467	$6,320,534
Less: current portion of long-term loans	(2,959,918)	(1,386,160)
Long-term loans	$1,595,549	$4,934,374

SCHEDULE OF BANK LOANS REPAYMENT

Twelve months ending June 30,	Repayment
2024	$3,846,918
2025	361,513
2026	384,284
2027	408,490
2028	434,197
2029	7,065
Total	$5,442,467

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)